Pension and severance plans	12 Months Ended
Mar. 31, 2015
Pension and severance plans
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2015, certain subsidiaries in Japan modified the terms of the defined benefit plan.

According to the changes, gains and loss from prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥14,079	¥17,666
Service cost	927	1,167
Interest cost	180	188
Actuarial loss	196	832
Acquisition and other	4,278	—
Plan amendment	(143)	(190)
Benefits paid	(1,851)	(1,469)

	17,666	18,194

Change in plan assets:
Fair value of plan assets at beginning of year	7,827	11,777
Actual return on plan assets	576	1,029
Employer contribution	1,135	3,167
Acquisition and other	3,202	—
Benefits paid	(963)	(1,044)

Fair value of plan assets at end of year	11,777	14,929

Funded status	¥(5,889)	¥(3,265)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2014	2015
Accrued pension and severance costs	¥5,963	¥5,116
Other non-current assets	(74)	(1,851)

Net amounts recognized	¥5,889	¥3,265

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2014	2015
Actuarial loss	¥(1,562)	¥(1,684)
Prior service credit	1,393	1,381

Pension liability adjustments, pre-tax	¥(169)	¥(303)

The accumulated benefit obligations for all defined benefit pension plans were ¥17,400 million and ¥17,876 million for the years ended March 31, 2014 and 2015, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2014	2015
Projected benefit obligations	¥14,889	¥11,056
Accumulated benefit obligations	14,623	10,763
Fair value of plan assets	¥8,925	¥5,941

Weighted-average assumptions used to determine benefit obligations as of March 31, 2014 and 2015 are as follows:

	March 31
	2014	2015
Discount rate	1.2%	1.2%
Rate of compensation increase	4.2%	4.1%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2013, 2014 and 2015 are as follows:

	For the year ended
	March 31
	2013	2014	2015
Discount rate	1.6%	1.3%	1.2%
Expected return on plan assets	2.3%	2.6%	2.5%
Rate of compensation increase	2.3%	2.2%	4.2%

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Components of net periodic (benefit) cost:
Service cost	¥910	¥927	¥1,167
Interest cost	197	180	188
Expected return on plan assets	(139)	(164)	(236)
Amortization of net actuarial loss	123	92	79
Amortization of prior service credit	(146)	(157)	(207)

Net periodic pension cost	¥945	¥878	¥991

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2016 are ¥175 million and ¥60 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,966	¥21,966
Service cost	553	508
Interest cost	741	828
Actuarial gain(loss)	(548)	3,689
Acquisition and other	131	(51)
Foreign currency exchange rate changes	2,155	1,948
Benefits paid	(1,032)	(1,269)

	21,966	27,619

Change in plan assets:
Fair value of plan assets at beginning of year	7,014	10,113
Actual return on plan assets	957	1,177
Employer contribution	2,103	1,054
Foreign currency exchange rate changes and other	714	1,779
Benefits paid	(675)	(794)

Fair value of plan assets at end of year	10,113	13,329

Funded status	¥(11,853)	¥(14,290)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2014	2015
Accrued pension and severance costs	¥11,853	¥14,290

Net amounts recognized	¥11,853	¥14,290

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2014	2015
Actuarial gain(loss)	¥142	¥(4,501)

Pension liability adjustments, pre-tax	¥142	¥(4,501)

The accumulated benefit obligations for all defined benefit pension plans were ¥21,768 million and ¥25,936 million for the years ended March 31, 2014 and 2015, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2014	2015
Projected benefit obligations	¥21,498	¥27,045
Accumulated benefit obligations	21,300	25,362
Fair value of plan assets	¥9,464	¥12,595

Weighted-average assumptions used to determine benefit obligations as of March 31, 2014 and 2015 are as follows:

	March 31
	2014	2015
Discount rate	4.4%	3.3%
Rate of compensation increase	3.0%	3.5%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2013, 2014 and 2015 are as follows:

	For the year ended
	March 31
	2013	2014	2015
Discount rate	4.7%	4.4%	4.4%
Expected return on plan assets	7.5%	7.5%	7.6%
Rate of compensation increase	3.0%	3.0%	3.0%

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Components of net periodic (benefit) cost:
Service cost	¥549	¥553	¥508
Interest cost	625	741	828
Expected return on plan assets	(445)	(443)	(1,170)
Amortization of net actuarial loss	6	27	14
Net periodic pension cost	¥735	¥878	¥180

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2016 is ¥143 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enables NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensures that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 2% is invested in equity securities, approximately 4% is invested in debt securities, and approximately 94% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of NIDEC’s pension plan assets at March 31, 2014 and 2015, by asset category, are as follows:

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2014	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥281	¥281	¥–	¥—
Foreign companies	233	233	–	—
Debt securities:				—
Pooled funds *1	757	–	757	—
Other assets:
Cash and cash equivalents	1,793	1,793	–	—
Life insurance company general accounts	5,179	–	5,179	—
Pooled funds *2	11,183	–	11,183	—
Others	2,464	–	2,464	—

Total	¥21,890	¥2,307	¥19,583	¥—

*1These funds invest in approximately 68% Japanese bonds, 32% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 7% Japanese companies and 31% foreign companies, and debt security consisting of approximately 6% Japanese bonds and 37% foreign bonds.

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥335	¥335	¥—	¥—
Foreign companies	262	262	—	—
Debt securities:
Pooled funds *1	1,019	—	1,019	—
Other assets:
Cash and cash equivalents	4,175	4,175	—	—
Life insurance company general accounts	6,063	—	6,063	—
Pooled funds *2	14,090	—	14,090	—
Others	2,314	—	2,314	—

Total	¥28,258	¥4,772	¥23,486	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 4% Japanese companies and 28% foreign companies, and debt security consisting of approximately 7% Japanese bonds and 47% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2014 and 2015.

Others	Yen in millions
	March 31	March 31
	2014	2015
Balance at beginning of year	¥2,070	¥—
Actual return on plan assets and other	394	—
Transfers out of level 3 *	(2,464)	—

Balance at end of year	¥—	¥—

*All the level 3 assets were transferred into level 2 for the year ended March 31, 2014 because we got the ability to redeem the level 3 assets at net asset value at the measurement date.

Others consist primarily of interests in common/collective trusts. The investments employ a funds of funds strategy in various hedge funds with multiple strategies. These investments are valued using the net asset values as provided by the funds.

NIDEC expects to contribute approximately ¥1,375 million to its defined benefit plans for the year ending March 31, 2016.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2016	¥921	¥2,534
2017	832	1,211
2018	863	1,180
2019	1,105	1,254
2020	1,030	1,202
Years 2021-2025	¥5,770	¥6,097

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥182 million, ¥169 million and ¥169 million for the years ended March 31, 2013, 2014 and 2015, respectively. NIDEC expects to contribute approximately ¥159 million for the year ending March 31, 2016.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥1,999 million, ¥2,617 million and ¥3,103 million for the years ended March 31, 2013, 2014 and 2015, respectively. NIDEC expects to contribute approximately ¥3,181 million for the year ending March 31, 2016.